245 Summer Street

Fidelity® Investments

Boston, MA 02210

January 30, 2017

U.S. Securities & Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: File Room

RE:

Fidelity Court Street Trust II (the trust): File Nos. 033-43758 and 811-06453

Fidelity Connecticut Municipal Money Market Fund
Fidelity New Jersey AMT Tax-Free Money Market Fund
Fidelity New Jersey Municipal Money Market Fund (the funds)

________________________________________________________________________

Ladies and Gentlemen:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectuses and Statements of Additional Information with respect to the above referenced funds do not differ from those filed in the most recent post-effective amendment, which was filed electronically.

Very truly yours,

/s/ Marc Bryant

Marc Bryant

Secretary of the Trust